Note 36 (Tables)	6 Months Ended
Jun. 30, 2025
Other Operating Income Expense [Abstract]
Other operating income [Table Text Block]
The breakdown of the balance under the heading “Other operating income” in the condensed consolidated income statements is as follows:

OTHER OPERATING INCOME (MILLIONS OF EUROS)

	June 2025	June 2024
Gains from sales of non-financial services	178	157
Other operating income	173	153
Total	351	310

Other operating expense [Table Text Block]
The breakdown of the balance under the heading “Other operating expense” in the condensed consolidated income statements is as follows:

OTHER OPERATING EXPENSE (MILLIONS OF EUROS)

	June 2025	June 2024
Change in inventories	62	70
Contributions to guaranteed banks deposits funds	318	314
Hyperinflation adjustment ⁽¹⁾	319	1,214
Other operating expense ⁽²⁾	529	817
Total	1,228	2,415
(1) In the six months ended June 30, 2025, it includes €211 million due to Argentina and €76 million due to Turkey. In June 2024, it included €1,020 million due to Argentina and €190 million due to Turkey.
(2) In the six months ended June 30, 2024, it included €285 million corresponding to the estimated total annual amount of the temporary tax on credit institutions and financial credit establishments, according to Law 38/2022 of December 27, 2022.